Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	422,185,368	426,129,798
(Acquisition) / disposal of treasury stock		(3,944,430)
Number of shares outstanding at end of the year	422,185,368	422,185,368
Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	256,354,580	258,412,946
(Acquisition) / disposal of treasury stock	(129,254)	(2,058,366)
Number of shares outstanding at end of the year	256,225,326	256,354,580